COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated May 1, 2009, for

Columbia Asset Allocation Fund, Variable Series

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Anwiti Bahuguna, PhD Co-manager. Service with the Fund since 2009. Director of Columbia; associated with Columbia or its predecessors as an investment professional since 2002.
David Joy Co-manager.* Vice President of RiverSource; associated with RiverSource since 2003.
Colin Moore Co-manager. Service with the Fund since 2008. Chief Investment Officer of Columbia; associated with Columbia or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD

Co-manager. Service with the Fund since 2009.

Director of Columbia; associated with Columbia or its predecessors as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

Marie M. Schofield Co-manager. Service with the Fund since 2009. Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1990.

*	Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated May 1, 2009, for

Columbia Federal Securities Fund, Variable Series

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio manager primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Todd White

Manager.*

Vice President of RiverSource; associated with RiverSource since 2008. Prior to 2008, Mr. White was a Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business at HSBC from 2004 to 2008.

*	Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated May 1, 2009, for

Columbia Small Company Growth Fund, Variable Series

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has been determined that the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Wayne M. Collette, CFA Co-manager.* Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 2001.
George J. Myers, CFA Co-manager.* Director of Columbia; associated with Columbia or its predecessors as an investment professional since 2004.

Lawrence W. Lin, CFA

Co-manager.*

Vice President of Columbia; associated with Columbia or its predecessors as an investment professional since December 2006. Prior to 2006, Mr. Lin was a research analyst at Primarius Capital from May 2006 to December 2006, and at Engemann Asset Management from July 1998 to April 2006.

Brian D. Neigut

Co-manager.*

Vice President of Columbia; associated with Columbia or its predecessors as an investment professional since February 2007. Prior to 2007, Mr. Neigut was a portfolio manager at Kern Capital Management LLC from February 2006 to February 2007, and at OppenheimerFunds Inc. from November 2003 to February 2006.

*	Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Prospectus Supplement, dated January 13, 2010,

to the Prospectuses, dated May 1, 2009, for

Columbia Strategic Income Fund, Variable Series

(the Fund)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (“Columbia”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (“Ameriprise”) (the “Transaction”). The Transaction includes, among other things, a sale of that part of the asset management business of Columbia that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the “Closing”).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource Investments, LLC, a subsidiary of Ameriprise (“RiverSource”), following the Closing, it has determined that the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments, effective upon the Closing, will be as follows:

Laura A. Ostrander Co-manager. Service with the Fund since 2000. Managing Director of Columbia; associated with Columbia or its predecessors as an investment professional since 1996.
Colin J. Lundgren, CFA Co-manager.* Vice President of RiverSource; associated with RiverSource since 1986.
Gene R. Tannuzzo, CFA Co-manager.* Portfolio Manager of RiverSource; associated with RiverSource since 2003.

*	Service pending upon the Closing.

These changes in the Fund’s portfolio managers are subject to the Closing. Pending the Closing, each of the portfolio manager(s) set forth in the Fund’s prospectus is expected to continue in his or her current role.

Shareholders should retain this Supplement for future reference.